FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

		June 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable Securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	116,318,176	116,160,281

Liabilities:
Warrant Liability – Public Warrants	1	1,035,000	2,817,500
Warrant Liability – Private Placement Warrants	2	732,600	1,994,300
Warrant Liability – Representative Warrants	3	18,000	49,000

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$116,160,281
Liabilities:
Warrant Liabilities – Public Warrants	1	2,817,500
Warrant Liabilities – Private Placement Warrants	2	1,994,300
Warrant Liabilities – Representative Warrants	3	49,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The key inputs into the binomial lattice model for the Warrants were as follows:

	March 31, 2022		June 30, 2022
	Representative	Private	Representative	Private
Input	Warrants	Warrants	Warrants	Warrants
Market price of public stock	$9.88	$—	$9.89	$—
Risk-free rate	2.44%	—%	2.98%	—
Dividend Yield	0.00%	—%	0.00%	—
Exercise price	$11.50	$—	$11.50	$—
Effective expiration date	6/23/26	—	6/23/26	—
One-touch hurdle	$—	$—	$—	$—

	February 11, 2021
	(Initial Measurement)			December 31, 2021
	Public	Private	Representative	Representative	Private
Input	Warrants	Warrants	Warrants	Warrants	Warrants
Market price of public stock	$9.54	$9.54	$9.54	$9.79	$9.79
Risk-free rate	0.52%	0.52%	0.36%	1.18%	1.18%
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50
Effective expiration date	6/26/26	6/26/26	5/11/25	6/23/26	6/23/26
One-touch hurdle	$18.15	$—	$—	$—	$—

Schedule of change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Representative	Warrant Liabilities

Fair value as of January 1, 2021	$—	$—	$—	$—
Initial measurement on February 11, 2021	3,785,100	5,290,000	36,500	9,111,600
Change in valuation inputs or other assumptions	(1,730,400)	(2,357,500)	(19,000)	(4,106,900)
Transfer to Level 1	(2,054,700)	(2,932,500)	—	(4,987,200)
Fair value as of March 31, 2021	$—	$—	$17,500	$17,500
Change in valuation inputs or other assumptions	—	—	16,000	16,000
Fair value as of June 30, 2021	$—	$—	$33,500	$33,500

	Representative	Warrant Liabilities

Fair value as of January 1, 2022	$49,000	$49,000
Change in valuation inputs or other assumptions	(17,000)	(17,000)
Fair value as of March 31, 2022	$32,000	$32,000
Change in valuation inputs or other assumptions	(14,000)	(14,000)
Fair value as of June 30, 2022	$18,000	$18,000

	Private Placement	Public	Representative	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—	$—
Initial measurement on February 11th, 2021	3,785,100	5,290,000	36,500	9,111,600
Change in valuation inputs or other assumptions	(1,587,300)	(1,437,500)	12,500	(3,012,300)
Transfer to Level 1	—	(3,852,500)	—	(3,852,500)
Transfer to Level 2	(2,197,800)	—	—	(2,197,800)
Fair value as of December 31, 2021	$—	$—	$49,000	$49,000